Convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2025
Series A Convertible Preferred Shares
Series A Convertible Preferred Shares
Schedule of changes in the value

	Forward
	Contract	Second	Third
	Liabilities	Tranche	Tranche
Beginning balance as of January 1, 2024	40,344	—	—
Fair value upon issuance	—	50,000	78,272
Converted from forward contract liabilities	—	18,496	—
Change in fair value	(21,848)	19,658	(10,159)
Conversion to second tranche	(18,496)	—	—
Conversion to outstanding ADSs	—	(88,154)	—
Ending balance as of December 31, 2024	—	—	68,113
Change in fair value	—	—	25,049
Conversion to outstanding ADSs	—	—	(93,162)
Ending balance as of December 31, 2025	—	—	—

First Tranche preferred shares financing
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of First Tranche and Forward Contract Liability
		December 14, 2023 to
	December 11, 2023	December 21, 2023
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.98%	4.69%-4.81%
Volatility	100.55%	96.00%-103.81%
Expected bond yield	7.83%	7.37%-7.48%

Second Tranche of the preferred shares financing
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of Second Tranche
		January 26, 2024 to
	January 22, 2024	September 13, 2024
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.77%	4.09%-5.00%
Volatility	96.44%	83.26%-110.00%
Expected bond yield	9.35%	7.68%-11.06%

Third Tranche of preferred shares financing
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of Third Tranche
		December 31, 2024 to
	September 27, 2024	October 3, 2025
	(issuance date)	(remeasurement dates)
Risk Free Rate	3.93%	4.03%-4.37%
Volatility	100.65%	76.00%-146.35%
Expected bond yield	11.70%	8.62%-12.01%

Series A-1 Convertible Preferred Shares
Series A Convertible Preferred Shares
Schedule of changes in the value

2024 Series A-1 Preferred Shares
Beginning balance as of January 1, 2024	—
Fair value upon issuance	52,027
Change in fair value	(8,222)
Conversion to outstanding ADSs	(43,805)
Ending balance as of December 31, 2024	—

The first tranche of
the 2025 Series A-1 Preferred Shares
Beginning balance as of January 1, 2025	—
Fair value upon issuance	126,885
Change in fair value	21,535
Conversion to outstanding ADSs	(148,420)
Ending balance as of December 31, 2025	—

Schedule of significant assumptions

	Fair Value of 2024 Series A-1 Preferred Shares
		November 26, 2024
	November 25, 2024	to December 5, 2024
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.44%	4.33%-4.46%
Volatility	105.37%	105.21%-105.69%
Expected bond yield	12.39%	12.28%-12.36%

	Fair Value of the first tranche of
	the 2025 Series A-1 Preferred Shares
		March 13, 2025
	March 10, 2025	to July 16, 2025
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.06%	3.81%-4.19%
Volatility	92.09%	85.96%-96.33%
Expected bond yield	11.76%	10.63%-11.74%